Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 367,723	kr 331,720
Book value of financial assets	370,695	323,941
Fair value of financial liabilities	339,240	310,253
Book value of financial liabilities	339,457	309,729
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,153	5,230
Book value of financial liabilities	7,153	5,230
Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		10,000
Book value of financial liabilities		10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	318,900	280,294
Book value of financial liabilities	319,117	279,770
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	26,536	32,555	kr 41,198
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	297,265	256,209
Book value of financial liabilities	297,482	255,684
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	297,265	256,209
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,153	5,230
Book value of financial liabilities	7,153	5,230
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,153	5,230
Financial liabilities at amortized cost | Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		10,000
Book value of financial liabilities		10,000
Financial liabilities at amortized cost | Borrowing from the public | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		10,000
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	290,112	240,979
Book value of financial liabilities	290,329	240,454
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	290,112	240,979
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	285,227	266,548
Book value of financial assets	288,199	258,769
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,506	13,098
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	279,721	253,450
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,060	11,128
Book value of financial assets	4,060	11,128
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,060	11,128
Book value of financial assets	4,060	11,128
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,060	11,128
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	54,877	47,991
Book value of financial assets	54,257	46,578
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	54,877	47,991
Book value of financial assets	54,257	46,578
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,446	1,970
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	53,431	46,021
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	21,747	20,993
Book value of financial assets	22,145	20,775
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	21,747	20,993
Book value of financial assets	22,145	20,775
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	21,747	20,993
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	204,543	186,436
Book value of financial assets	207,737	180,288
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	204,543	186,436
Book value of financial assets	207,737	180,288
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 204,543	kr 186,436